Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events

Note 23 – Subsequent events

On April 16, 2024, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”), pursuant to which two accredited investors agreed to purchase an aggregate of 5,000,000 ordinary shares (the “Shares”), par value $0.001 per share, for an aggregate purchase price of $2,000,000, representing a purchase price of $0.40 per Share (the “Financing”). The Purchase Agreement contains customary representations and warranties by the Company and customary closing conditions. On April 17, 2024, the Company closed the Financing. At the closing, the Company received gross proceeds of $2,000,000 in the aggregate, in exchange for the issuance of the Shares. The issuance of the Shares was exempt from the registration requirements of the Securities Act, pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

On March 30, 2024, a 2024 Incentive Plan is being filed by the Company in accordance with the requirements of Form S-8 in order to register 5,000,000 ordinary shares, par value of $0.001 (“Ordinary Shares”) of the Company issuable pursuant to the 2024 incentive equity plan of the Company (the “2024 Incentive Plan”) adopted by the Board of Directors of the Company.